Jan. 22, 2024
TIAA-CREF Growth & Income Fund
TIAA-CREF Growth & Income Fund

TIAA-CREF U.S. Equity Funds

SUPPLEMENT NO. 1
dated January 22, 2024 to the Summary Prospectuses dated March 1, 2023

SUPPLEMENT NO. 1
dated January 22, 2024 to the Summary Prospectuses of the TIAA-CREF Large-Cap Value Fund and TIAA-CREF Mid-Cap Growth Fund dated March 1, 2023, as amended and restated March 21, 2023

SUPPLEMENT NO. 2
dated January 22, 2024 to the Statutory Prospectus dated March 1, 2023

The Board has also approved a change in the following Funds’ names, effective May 1, 2024. Therefore, as of May 1, 2024, all references to the Funds in the Summary Prospectuses and Statutory Prospectus are hereby changed as follows:

Existing Name	New Name
TIAA-CREF Growth & Income Fund	Nuveen Core Equity Fund
TIAA-CREF Large-Cap Growth Fund	Nuveen Large Cap Growth Fund
TIAA-CREF Large-Cap Value Fund	Nuveen Large Cap Value Fund
TIAA-CREF Mid-Cap Growth Fund	Nuveen Mid Cap Growth Fund
TIAA-CREF Mid-Cap Value Fund	Nuveen Mid Cap Value Fund
TIAA-CREF Quant Small-Cap Equity Fund	Nuveen Quant Small Cap Equity Fund
TIAA-CREF Quant Small/Mid-Cap Equity Fund	Nuveen Quant Small/Mid Cap Equity Fund
TIAA-CREF Social Choice Low Carbon Equity Fund	Nuveen Social Choice Low Carbon Equity Fund

The Board of Trustees (the “Board”) of the TIAA-CREF Funds has approved a change to the TIAA-CREF Growth & Income Fund’s investment objective, effective March 1, 2024. Therefore, effective as of March 1, 2024, the following language hereby replaces in its entirety the language in the Fund’s “Investment objective” section in both the Summary Prospectus and Statutory Prospectus:

The Fund seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities.

Effective May 1, 2024, the following language is hereby inserted as a new last sentence of the first paragraph of the TIAA-CREF Growth & Income Fund’s “Principal investment strategies” section in both the Summary Prospectus and Statutory Prospectus:

For purposes of the 80% investment policy, the term “assets” means net assets, plus the amount of any borrowings for investment purposes.